CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CLP ($) $ in Thousands		Total	Common Stock	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations	Retained earnings	Equity attributable to equity holders of the parent	Non-controlling interests
Beginning Balance at Dec. 31, 2015		$ 1,187,522,145	$ 562,693,346	$ (95,435,386)	$ (2,526)	$ (2,302,418)	$ (5,486,086)	$ (103,226,416)	$ 598,349,442	$ 1,057,816,372	$ 129,705,773
Changes
Interim dividends	[1]	(24,387,190)	0	0	0	0	0	0	(24,387,190)	(24,387,190)	0
Interim dividends according to policy	[2]	(34,841,553)	0	0	0	0	0	0	(34,841,553)	(34,841,553)	0
Other increase (decrease) in Equity	[3]	(14,413,649)	0	0	0	0	0	0	0	0	(14,413,649)
Effects business combination	[4]	363,139	0	0	0	0	0	0	0	0	363,139
Total Comprehensive income (expense)		111,169,839	0	(25,123,546)	41,607	(1,623,299)	0	(26,705,238)	118,457,488	91,752,250	19,417,589
Increase (decrease) through changes in ownership interests in subsidaries	[5]	(24,757,013)	0	0	0	0	(13,041,724)	(13,041,724)	0	(13,041,724)	(11,715,289)
Total changes in equity		13,133,573	0	(25,123,546)	41,607	(1,623,299)	(13,041,724)	(39,746,962)	59,228,745	19,481,783	(6,348,210)
Ending Balance at Dec. 31, 2016		1,200,655,718	562,693,346	(120,558,932)	39,081	(3,925,717)	(18,527,810)	(142,973,378)	657,578,187	1,077,298,155	123,357,563
Changes
Final dividends	[6]	(5,922,874)	0	0	0	0	0	0	(5,922,874)	(5,922,874)	0
Interim dividends	[1]	(25,865,201)	0	0	0	0	0	0	(25,865,201)	(25,865,201)	0
Interim dividends according to policy	[2]	(38,938,475)	0	0	0	0	0	0	(38,938,475)	(38,938,475)	0
Other increase (decrease) in Equity	[3]	(8,805,260)	0	0	0	0	0	0	0	0	(8,805,260)
Total Comprehensive income (expense)		113,289,447	0	(32,982,829)	(10,837)	(32,794)	0	(33,026,460)	129,607,353	96,580,893	16,708,554
Increase (decrease) through changes in ownership interests in subsidaries	[7]	(7,584,747)	0	0	0	0	(2,075,441)	(2,075,441)	0	(2,075,441)	(5,509,306)
Total changes in equity		26,172,890	0	(32,982,829)	(10,837)	(32,794)	(2,075,441)	(35,101,901)	58,880,803	23,778,902	2,393,988
Ending Balance (Previously stated [member]) at Dec. 31, 2017		1,226,692,832	562,693,346	(153,541,761)	28,244	(3,958,511)	(20,603,251)	(178,075,279)	716,332,268	1,100,950,335	125,742,497
Ending Balance at Dec. 31, 2017		1,226,828,608	562,693,346	(153,541,761)	28,244	(3,958,511)	(20,603,251)	(178,075,279)	716,458,990	1,101,077,057	125,751,551
Increase (decrease) due to changes in accounting policies at Dec. 31, 2017	[8]	(135,776)	0	0	0	0	0	0	(126,722)	(126,722)	(9,054)
Changes
Final dividends	[6]	(1,296,076)	0	0	0	0	0	0	(1,296,076)	(1,296,076)	0
Interim dividends	[1]	(51,730,402)	0	0	0	0	0	0	(51,730,402)	(51,730,402)	0
Interim dividends according to policy	[2]	(101,714,994)	0	0	0	0	0	0	(101,714,994)	(101,714,994)	0
Other increase (decrease) in Equity	[3]	(7,374,653)	0	0	0	0	0	0	0	0	(7,374,653)
Effects business combination	[9]	6,755,102	0	0	0	0	0	0	0	0	6,755,102
Total Comprehensive income (expense)	[10]	359,197,174	0	35,487,433	51,944	(882,063)	0	34,657,314	306,890,792	341,548,106	17,649,068
Increase (decrease) through changes in ownership interests in subsidaries	[11]	(41,413,040)	0	0	0	0	(7,630,261)	(7,630,261)	0	(7,630,261)	(33,782,779)
Total changes in equity		162,423,111	0	35,487,433	51,944	(882,063)	(7,630,261)	27,027,053	152,149,320	179,176,373	(16,753,262)
Ending Balance at Dec. 31, 2018		$ 1,389,115,943	$ 562,693,346	$ (118,054,328)	$ 80,188	$ (4,840,574)	$ (28,233,512)	$ (151,048,226)	$ 868,481,588	$ 1,280,126,708	$ 108,989,235

[1]	Related to dividends declared as of December 31 of each year and paid during January of the following year, as agreed by the Board of Directors.
[2]	Corresponds to the differences between CCU’s policy to distribute a minimum dividend of at least 50% of the income (Note 27- Common Shareholders’ Equity) and the interim dividends declared as of December 31 of each year.
[3]	Mainly related to dividends to Non-controlling interest.
[4]	Corresponds to the non-controlling interest from the business combinations of paraguayan company Sajonia Brewing Company S.R.L. (Note 1 - General Information, letter D)).
[5]	In 2016, the Company, through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A., acquired an additional interest of Manantial S.A. for an amount of ThCh$ 19,111,686, with a carrying amount of ThCh$ 3,816,220, gererating in a decrease in Other reserves of ThCh$ 7,801,153 (see Note 1 - General Information (1)). Additionally, during 2016 the Company, through its subsidiary Compañía Industrial Cervecera S.A. acquired an additional interest in Los Huemules SRL. for an amount of ThCh$ 118,092, with a carrying amount of ThCh$ 312,103, resulting in an increase in Other reserves of ThCh$ 194,000 (see Note 1 - General Information (4)). Finally during 2016, the joint venture Foods acquired an additional interest in Alimentos Nutrabien S.A. for an amount of ThCh$ 14,352,706, with a carrying amount of ThCh$ 3,497,385, resulting in a decrease of ThCh$ 5,426,209.
[6]	Corresponds to the differences between the final dividend and CCU’s policy of distributing a minimum dividend of at least 50% of income (Note 27 - Common Shareholders’ Equity).
[7]	During 2017, through its subsidiary CCU Inversiones S.A., the Company acquired an additional interest of VSPT for an amount of ThCh$ 7,800,000 with a carrying amount of ThCh$ 5,724,003, generated, at CCU's consolidated level, a decrease in Other reserves of ThCh$ 2,075,441.
[8]	See Note 4 - Accounting changes.
[9]	See Note 15 – Business Combinations.
[10]	See Note 27 - Common Shareholders’ Equity.
[11]	During 2018, the Company through its subsidiary CCU Inversiones S.A., acquired an additional interest of VSPT for an amount of ThCh$ 49,222,781 with a carrying amount of ThCh$ 36,165,735, generated, at CCU's consolidated level, a decrease in Other reserves of ThCh$ 13,054,114 and on December 17, 2018 the joint venture Foods Compañía de Alimentos CCU S.A. (“Foods”) and subsidiary CCU Inversiones S.A. sold the property over Alimentos Nutrabien S.A.generating an effect in Other reserves of ThCh $ 5,426,209 (Note 27 - Common Shareholders’ Equity).